Victory Pioneer Balanced Fund Performance Management - Victory Pioneer Balanced Fund	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Performance
Performance Past Does Not Indicate Future [Text]	the S&P 500® Total Return Index, which represents 500 of the largest companies listed on the stock exchange in the United States, and the Bloomberg U.S. Aggregate Bond Total Return Index, which represents the U.S. investment-grade bond market. The blended benchmark (60% S&P 500 Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index), is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	On April 1, 2025, the Fund commenced operations when it reorganized (the “Reorganization”) with and continued the operations of the Pioneer Balanced Fund (the “predecessor fund”). The Fund’s investment objectives, principal investment strategies, policies and restrictions are substantially similar to those of the predecessor fund. The Fund’s financial statements and historical investment performance reflect those of the predecessor fund. The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Returns for Class A Shares
Bar Chart Closing [Text Block]	For the period covered by the bar chart:During the periods shown in the chart:ReturnsQuarter endedHighest Quarter14.53%June 30, 2020Lowest Quarter-13.80%March 31, 2020Year-to-date return13.47%September 30, 2025
Performance Table Heading	Average Annual Total Returns(For the Periods Ended December 31, 2024)
Performance Table Narrative	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts (including before taxes). A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares. After-tax returns for Class C, Class R6, and Class Y shares will vary.
Performance Table Uses Highest Federal Rate	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares. After-tax returns for Class C, Class R6, and Class Y shares will vary.
Performance Availability Website Address [Text]	vcm.com.
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date return
Bar Chart, Year to Date Return	13.47%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	14.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(13.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020